Commitments and Contingencies (Minimum Future Rental Payments) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
2016	$ 1,434
2017	582
2018 and on	861
Related Party [Member]
Operating Leased Assets [Line Items]
2016	$ 24